Loans - Components of Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans And Leases Receivable Net Reported Amount [Abstract]
Agricultural loans	$ 469,166	$ 415,164	$ 375,240
Commercial real estate loans	147,638	137,517	102,645
Commercial loans	52,597	53,745	51,008
Residential real estate loans	34,326	40,885	39,901
Installment and consumer other	302	811	344
Total gross loans	704,029	648,122	569,138
Allowance for loan losses	(9,833)	(10,603)	(10,495)	$ (12,521)
Loans, net	$ 694,196	$ 637,519	$ 558,643